Restatement of Previously Issued Financial Statements (Details Narrative) - USD ($)	Dec. 31, 2023	Jan. 01, 2023
Restatement of Previously Issued Financial Statements
Decrease in accumulated deficit	$ 843,251	$ 1,078,950